Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,024,000
Previously Paid Amount	0.00
Total Fee Amount	593.94
Total Offset Amount	0.00
Net Fee	593.94
Narrative - Max Aggregate Offering Price	$ 4,024,000
Final Prospectus	true